Subsequent Events (Tables)	3 Months Ended
Mar. 31, 2013
Schedule of Net Proceeds from IPO

Pro forma net proceeds from our IPO were determined as follows:

Gross proceeds (including over-allotment)	$6,900,000
Underwriting discounts, expenses and commissions	(637,007)
Estimated total offering costs	(2,473,763)
Offering costs paid as of March 31, 2013	1,174,832

Pro forma net proceeds	$4,964,062

Schedule of Balance Sheet Data and Pro Forma Balance Sheet Data

The following table summarizes certain actual balance sheet data and pro forma balance sheet data to reflect the activities related to our IPO noted above, as of March 31, 2013:

	March 31, 2013	Pro forma March 31, 2013
Cash and cash equivalents	$216,872	$5,180,934
Loan guarantee and financing fees	1,516,631	1,085,438
Deferred initial public offering costs	2,473,763	—
Accounts payable and accrued expenses	4,885,145	3,551,914
Notes payable, current portion	4,530,640	1,583,515
Line of credit	2,989,577	1,989,577
Notes payable, long-term	2,148,494	—
Warrant liability	7,518,000	518,000
Series A Preferred Stock	59	—
Series B Preferred Stock	182	—
Common stock	135	429
Additional paid-in capital	25,067,388	48,452,631
Accumulated deficit	$(46,591,619)	$(53,488,959)